Marketable Debt Securities, Available-for-Sale - Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs [Line Items]
Amortized costs	$ 28,950	$ 6,987
Unrealized gains	3	0
Unrealized losses	(80)	(163)
Fair value	$ 28,873	6,824
Weighted-average remaining contractual life (in years)	1 year 6 months
Amortized costs	$ 17,225
Unrealized gains	0
Unrealized losses	(432)
Fair value	$ 16,793
Weighted-average remaining contractual life (in years)	8 months 12 days
Amortized costs	$ 46,175
Unrealized gains	3
Unrealized losses	(512)
Fair value	45,666
Commercial paper [Member]
Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs [Line Items]
Amortized costs	15,803
Unrealized gains	1
Unrealized losses	(23)
Fair value	15,781
Certificates of deposit [Member]
Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs [Line Items]
Amortized costs	7,500
Unrealized gains	2
Unrealized losses	(25)
Fair value	7,477
U.S. government securities [Member]
Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs [Line Items]
Amortized costs	5,001	6,987
Unrealized gains	0	0
Unrealized losses	(30)	(163)
Fair value	$ 4,971	$ 6,824
Weighted-average remaining contractual life (in years)	1 year 4 months 24 days
Amortized costs	$ 6,979
Unrealized gains	0
Unrealized losses	(184)
Fair value	6,795
Corporate bonds [Member]
Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs [Line Items]
Amortized costs	646
Unrealized gains	0
Unrealized losses	(2)
Fair value	$ 644
Weighted-average remaining contractual life (in years)	1 year 6 months
Amortized costs	$ 6,824
Unrealized gains	0
Unrealized losses	(192)
Fair value	$ 6,632
Asset backed securities [Member]
Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs [Line Items]
Weighted-average remaining contractual life (in years)	1 year 9 months 18 days
Amortized costs	$ 2,999
Unrealized gains	0
Unrealized losses	(45)
Fair value	$ 2,954
Non-U.S. government securities [Member]
Disclosure In Tabular Form Of Available For Sale Debt Securities Reconciliation From Fair Value To Amortized Costs [Line Items]
Weighted-average remaining contractual life (in years)	1 year 6 months
Amortized costs	$ 423
Unrealized gains	0
Unrealized losses	(11)
Fair value	$ 412